Fair Value Information on Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Losses/ (Gains) on financial liabilities at fair value through profit or loss	$ 1,206	$ 35,732	$ (1,025,012)	$ 703,368
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Increase in the value of stock market price	10.00%	10.00%	10.00%
Decrease in income before tax as a effect of increase in market price		$ 1,172,129	$ 662,796
Decrease in the value of stock market price	10.00%	10.00%	10.00%
Increase in income before tax as a effect of decrease in market price		$ 808,447	$ 549,100
Increase in the expected volatility	5.00%	5.00%	5.00%
Decrease in income before tax as a effect of Increase in expected volatility		$ 184,822	$ 258,400
Decrease in the expected volatility	5.00%	5.00%	5.00%
Increase in income before tax as a effect of decrease in expected volatility		$ 106,124	$ 276,488
Non-recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Volatility	9.72%	9.72%	26.83%
Non-recurring fair value measurement [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Losses/ (Gains) on financial liabilities at fair value through profit or loss		$ 35,732	$ (1,025,012)	$ 703,368